LIABILITIES FROM FINANCING ACTIVITIES	6 Months Ended
Jun. 30, 2024
LIABILITIES FROM FINANCING ACTIVITIES
LIABILITIES FROM FINANCING ACTIVITIES
NOTE 21. LIABILITIES FROM FINANCING ACTIVITIES
The following table presents the reconciliation of the balances of liabilities from financing activities as of June 30, 2024 and 2023:

	Balance as of January 1, 2024	Cash flows	Non-cash changes			Balance as of June 30, 2024
			Foreign currency translation adjustment	Interests accrued	Other movements
	In millions of COP
Liabilities from financing activities
Repurchase agreements and other similar secured borrowing	470,295	110,501	14,187	—	—	594,983
Borrowings from other financial institutions (1)	15,648,606	(4,548,843)	1,103,927	734,351	718	12,938,759
Debt securities in issue (1)	14,663,576	(44,786)	893,365	595,519	—	16,107,674
Preferred shares (2)	584,204	(57,702)	—	28,650	—	555,152

Total liabilities from financing activities	31,366,681	(4,540,830)	2,011,479	1,358,520	718	30,196,568

(1)
The cash flows disclosed in this table related with Borrowings from other financial institutions and Debt securities in issue include the interests paid during the year amounting to COP 807,150 and COP 564,979, respectively, which are classified as cash flows from operating activities in the Condensed Consolidated Interim Statement of Cash Flow.

(2)
The cash flow amounting to COP 57,702 corresponds to the fixed minimum dividend paid to the preferred shares’ holders and is included in the line “dividends paid” of the Condensed Consolidated Interim Statement of Cash Flow, which includes the dividends paid during the year to both preferred and common shares holders.

For further information see Note 12 Borrowings from other financial institutions and Note 13 Debt instruments in issue, respectively.

	Balance as of January 1, 2023	Cash flows	Non-cash changes			Balance as of June 30, 2023
			Foreign currency translation adjustment	Interests accrued	Other movements
	In millions of COP
Liabilities from financing activities
Repurchase agreements and other similar secured borrowing	189,052	342,104	(1,047)	—	—	530,109
Borrowings from other financial institutions (1)	19,692,638	(442,039)	(2,618,815)	813,515	786	17,446,085
Debt securities in issue (1)	19,575,988	(778,191)	(1,916,603)	762,372	—	17,643,566
Preferred shares (2)	584,204	(57,702)	—	28,650	—	555,152

Total liabilities from financing activities	40,041,882	(935,828)	(4,536,465)	1,604,537	786	36,174,912

(1)
The cash flows disclosed in this table related with Borrowings from other financial institutions and Debt securities in issue include the interests paid during the year amounting to COP 826,758 and COP 719,411, respectively, which are classified as cash flows from operating activities in the Condensed Consolidated Interim Statement of Cash Flow.

(2)
The cash flow amounting to COP 57,702 corresponds to the fixed minimum dividend paid to the preferred shares’ holders and is included in the line “dividends paid” of the Condensed Consolidated Interim Statement of Cash Flow, which includes the dividends paid during the year to both preferred and common shares holders.